Going Concern (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Going Concern [Abstract]
Accumulated losses	$ (27,654,612)	$ (12,147,008)
Accumulated losses	(166,615,072)		$ (138,948,686)
Operations	$ (22,819,290)	$ (1,664,181)